Assets Held for Sale and Discontinued Operations - Results of Discontinued Operations (Parenthetical) (Detail) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Disclosure Of Discontinued Operations [Abstract]
Net Deferred Tax Expense	CAD 347